CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Operating loss	€ (53,180)	€ (3,027)	€ (24,076)
Adjustments for:
Depreciation, amortisation	3,555	3,201	3,272
Share based compensation	2,238	914	149
Impairment of Intangible Assets	18,493		1,121
Grant Income	(589)	(725)	(855)
Deferred revenue	884
Contingent consideration	(7,858)	829
Other	(13)	89	62
Total	(36,470)	1,281	(20,327)
Movements in working capital:
Decrease / (increase) in inventories	(1,169)	120	(263)
Decrease / (increase) in trade and other receivables	2,277	498	(852)
(Decrease) / increase in trade and other payables	(1,201)	1,798	996
Decrease in other financial assets	39
Increase/(decrease) in other current liabilities	4,716	(1,299)	872
Cash (used in)/provided by operations	(31,808)	2,400	(19,574)
Income taxes received	1,556	1,147
Net cash (used in) / provided by operating activities	(30,252)	3,548	(19,574)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(3,165)	(1,499)	(33)
Acquisition of intangible assets	(5,824)	(631)	(587)
Proceeds from disposal of property, plant and equipment		32
(Increase)/decrease of other non current assets		1,787	(1,090)
(Increase)/decrease of other current financial assets	1,142	821	(1,570)
Acquisition of subsidiaries, net of cash acquired			(1,154)
Net cash (used in) / provided by investing activities	(7,847)	510	(4,434)
CASH FLOWS FROM FINANCING ACTIVITIES
Gross proceeds from issuance of equity instruments of the Company	997	67,862	8,658
Issuance costs equity increase	(268)	(5,716)	(441)
Net proceeds from financial loans	621	948
Repayments of financial loans	(4,525)	(3,833)	(2,729)
Transaction with own shares	394
Repayments of other financial liabilities			(163)
Proceeds from government grants		138	1,532
Proceeds from issuance of convertible notes			25,000
Issuance costs convertible notes			(1,127)
Interests paid	(3,026)	(3,470)	(2,207)
Net cash (used in) provided by financing activities	(5,807)	55,929	28,523
Net increase/(decrease) in cash and cash equivalents	(43,906)	59,987	4,515
Cash and cash equivalents at beginning of the year	77,969	17,982	13,471
Effect of currency translation on cash and cash equivalents			(4)
Cash and cash equivalents at end of year	€ 34,063	€ 77,969	€ 17,982